LONG-TERM INVESTMENTS IN ASSOCIATES - Investments In Associates Under Equity Method (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
LONG-TERM INVESTMENTS
Share of net profit (loss)	Rp (78)	$ (5)	Rp (246)	Rp (166)
Dividend	(7)		(5)
Share of other comprehensive income	(1)		1
Impairment			(763)
Beginning balance	192		1,210
Additions (Deductions)	33		(5)
Ending balance	Rp 139	$ 10	Rp 192	1,210
Jalin.
LONG-TERM INVESTMENTS
Percentage of ownership	33.00%	33.00%	33.00%
Beginning balance	Rp 89		Rp 77
Share of net profit (loss)	25		17
Dividend	(7)		(5)
Share of other comprehensive income			0
Ending balance	Rp 107		Rp 89	77
Finarya
LONG-TERM INVESTMENTS
Percentage of ownership	24.27%	24.27%	25.00%
Beginning balance	Rp 87		Rp 267
Additions (deductions)			28
Share of net profit (loss)	(87)		(209)
Share of other comprehensive income			1
Ending balance			Rp 87	267
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership			24.00%
Beginning balance			Rp 526
Share of net profit (loss)			(41)
Impairment			Rp (485)
Ending balance				526
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			20.00%
Beginning balance			Rp 210
Impairment			(210)
Ending balance				210
Others Associates
LONG-TERM INVESTMENTS
Beginning balance	16		130
Additions (deductions)			(33)
Share of net profit (loss)			(13)
Share of other comprehensive income			0
Impairment			(68)
Ending balance			16	Rp 130
Others (each below Rp75 billion).
LONG-TERM INVESTMENTS
Beginning balance	16
Additions (deductions)	33
Share of net profit (loss)	(16)
Share of other comprehensive income	(1)
Ending balance	Rp 32		Rp 16